Income Tax (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes

The components of the provision for income taxes were as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Current	1,482	1,652	2,297
Deferred	3,674	(1,027)	(1,516)

Income tax expense	5,156	625	781

Reconciliations of Tax Charge

Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2013 $	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $
Net income before income tax expenses	218,471	139,767	98,137
Net income not subject to taxes	72,899	(148,118)	(205,363)

Net income (loss) subject to taxes	291,370	(8,351)	(107,226)

At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	16,476	731	(30,548)
Adjustments to valuation allowance and uncertain tax position	(12,830)	(3,352)	25,361
Permanent and currency differences	(1,576)	(2,069)	(2,540)
Change in tax rate	3,086	5,315	8,508

Tax expense charge related to the current year	5,156	625	781

Components of Partnership's Deferred Tax Assets (Liabilities)

The significant components of the Partnership’s deferred tax assets (liabilities) included in other assets were as follows:

	Year Ended December 31, 2013 $	Year Ended December 31, 2012 $
Derivative instruments	21,757	50,669
Taxation loss carryforwards and disallowed finance costs	52,804	40,762
Vessels and equipment	3,190	3,150
Capitalized interest	(2,342)	(2,784)

	75,409	91,797
Valuation allowance	(73,054)	(85,884)

Net deferred tax assets	2,355	5,913